RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Repayment (from)/loan to a shareholder, net	[1]	$ (25,576)	$ 211,102	$ (458,403)
Payment made on behalf of the Company by a shareholder and amount due to a shareholder	[2]	(173,502)	(6,144)	(59,559)
Rental expenses to a related party and rental payable to a director	[3]	0	0	$ (31,311)
Amount due to related parties		(2,673,054)	(1,260,351)
Related Parties [Member]
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Repayment (from)/loan to a shareholder, net	[1]	(245,962)	(207,636)
Payment made on behalf of the Company by a shareholder and amount due to a shareholder	[2]	(245,111)	(64,854)
Rental expenses to a related party and rental payable to a director	[3]	0	0
Hong Ye Group Private Limited [Member]
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Amount due from related parties		501,637	451,133
Amount due to related parties		$ (503,007)	$ (307,258)

[1]	It represented loan and advance from a shareholder which net off with the repayment for operational purposes. On September 10, 2024, Hong Ye Group Private Limited entered into a loan agreement with the CEO, Fu Xiaowei. The loan amounted to S$450,000 which equal to $336,331 with 8% per annum interest-bearing was due on December 9, 2024 and extended to be repayable on demand. As of December 31, 2025, the outstanding balance of the loan amounted to S$450,000.
[2]	The CEO paid the interest of convertible note on behalf of the Company.
[3]	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.